Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value of Financial Instruments
Schedule of fair value of financial instruments

	March 31, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash and cash equivalents:
Money market funds	$50,055	$—	$—	$50,055

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash and cash equivalents:
Money market funds	$47,858	$—	$—	$47,858

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash and cash equivalents:
Money market funds	$47,858	$—	$—	$47,858

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(in thousands)
Cash and cash equivalents:
Money market funds	$57,974	$—	$—	$57,974